Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost of sales	€ 20,088	€ 8,765
Technology Sales [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	9,011
Write Off Scraping Of Inventory [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	15,227	362
Onerous Contract Provision Usage Reversal Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(7,794)	8,403
Impairment Of Property Plant And Equipment HEVO Sul [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	3,317
Raw Materials Sales [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	€ 327